Accounts and Other Receivables - Components of Accounts and Other Receivables (Details) - USD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Receivables [Abstract]
Trade receivables	$ 336.4	$ 296.7
Income taxes receivable	29.8	25.4
Other receivables and advances	35.6	17.2
Provision for doubtful trade receivables	(3.4)	(6.1)	$ (4.4)	$ (2.9)
Total accounts and other receivables	$ 398.4	$ 333.2